Putnam International Capital Opportunities Fund
The fund's portfolio
5/31/19 (Unaudited)

COMMON STOCKS (96.5%)(a)
	Shares	Value
Australia (4.0%)
Brickworks, Ltd.	739,568	$8,357,390
Mineral Resources, Ltd.	567,045	5,891,576

		14,248,966
Canada (13.6%)
Air Canada(NON)	271,900	8,026,643
CI Financial Corp.	267,300	4,012,664
Cogeco Communications, Inc.	163,600	11,220,568
Constellation Software, Inc.	8,915	7,719,562
Fairfax Financial Holdings, Ltd.	15,300	7,018,349
Home Capital Group, Inc.(NON)(S)	442,300	5,883,807
NuVista Energy, Ltd.(NON)	919,800	2,000,749
Seven Generations Energy, Ltd. Class A(NON)	371,200	1,985,629

		47,867,971
Chile (1.6%)
Liberty Latin America, Ltd. Class C(NON)	332,900	5,722,551

		5,722,551
China (1.1%)
China Traditional Chinese Medicine Holdings Co., Ltd.	7,330,000	3,865,720

		3,865,720
France (8.0%)
Eurazeo SA	163,818	11,475,915
Euronext NV	148,272	10,540,594
Nexity SA	143,046	6,303,591

		28,320,100
Germany (3.2%)
CompuGroup Medical SE	166,655	11,207,404

		11,207,404
Greece (1.7%)
Hellenic Exchanges - Athens Stock Exchange SA	222,676	1,181,533
Motor Oil (Hellas) Corinth Refineries SA	193,072	4,915,680

		6,097,213
Hong Kong (2.2%)
Melco International Development, Ltd.	3,898,000	7,787,250

		7,787,250
India (1.4%)
Edelweiss Financial Services, Ltd.	1,714,044	4,990,731

		4,990,731
Indonesia (1.5%)
Sarana Menara Nusantara Tbk PT	106,628,300	5,376,159

		5,376,159
Ireland (4.3%)
Bank of Ireland Group PLC(NON)	892,120	4,753,651
Dalata Hotel Group PLC	1,197,114	7,084,966
Ryanair Holdings PLC ADR(NON)	53,100	3,463,182

		15,301,799
Italy (2.5%)
DiaSorin SpA	86,615	8,851,566

		8,851,566
Japan (20.2%)
Daiho Corp.	212,700	5,384,041
Daiseki Co., Ltd.	92,000	2,284,620
Kitz Corp.	180,100	1,177,794
Kyudenko Corp.	177,700	5,016,802
MinebeaMitsumi, Inc.	501,600	7,286,290
Modec, Inc.	140,100	3,488,283
Open House Co., Ltd.	195,200	7,997,725
PALTAC Corp.	168,200	8,607,079
Sanwa Holdings Corp.	654,800	6,511,812
Solasto Corp.	311,400	2,737,763
TechnoPro Holdings, Inc.	171,300	8,727,137
Trend Micro, Inc. (Japan)	116,600	5,233,680
Universal Entertainment Corp.(S)	232,900	6,784,236

		71,237,262
Mexico (1.4%)
Megacable Holdings SAB de CV (Units)	1,187,500	4,899,356

		4,899,356
Norway (0.3%)
MPC Container Ships AS(NON)	299,870	906,765

		906,765
South Korea (0.9%)
Vieworks Co., Ltd.	122,384	3,235,484

		3,235,484
Spain (2.6%)
Applus Services SA	572,695	7,266,437
Fomento de Construcciones y Contratas SA(NON)	136,893	1,769,651
Fomento de Construcciones y Contratas SA(NON)	4,889	63,248

		9,099,336
Switzerland (1.3%)
Georg Fischer AG	5,321	4,496,576

		4,496,576
Taiwan (5.6%)
CTCI Corp.	4,712,000	6,981,305
Elite Material Co., Ltd.	1,216,000	3,284,760
Sino-American Silicon Products, Inc.	2,428,000	6,028,614
TCI Co., Ltd.	208,000	3,288,236

		19,582,915
United Kingdom (17.2%)
Admiral Group PLC	266,078	6,944,339
Afren PLC(NON)(F)(S)	4,060,504	5
Ashtead Group PLC	274,597	6,447,183
Berkeley Group Holdings PLC (The)	175,193	7,747,623
Cairn Energy PLC(NON)	2,231,633	4,446,222
Clinigen Group PLC	472,517	6,029,353
Dart Group PLC	758,222	8,599,556
Domino's Pizza Group PLC	2,346,112	6,945,993
LSL Property Services PLC	603,639	1,765,377
Rightmove PLC	919,860	6,733,949
Schroders PLC	131,243	4,851,117

		60,510,717
United States (1.9%)
Discovery, Inc. Class C(NON)	268,300	6,879,212

		6,879,212

Total common stocks (cost $353,049,120)		$340,485,053

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.125%, 9/30/21(i)	$122,000	$122,982
1.75%, 9/30/19(i)	140,000	140,125

Total U.S. treasury obligations (cost $263,107)		$263,107

SHORT-TERM INVESTMENTS (5.6%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 2.56%(AFF)	Shares	8,348,061	$8,348,061
Putnam Short Term Investment Fund 2.52%(AFF)	Shares	8,782,657	8,782,657
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32%(P)	Shares	740,000	740,000
U.S. Treasury Bills 2.458%, 8/1/19(SEGSF)		$396,000	394,512
U.S. Treasury Bills 2.458%, 7/18/19(SEGSF)		962,000	959,241
U.S. Treasury Bills 2.453%, 7/11/19		385,000	384,068
U.S. Treasury Bills 2.450%, 6/6/19		112,000	111,980
U.S. Treasury Bills 2.479%, 7/25/19(SEGSF)		153,000	152,493

Total short-term investments (cost $19,872,477)			$19,873,012
TOTAL INVESTMENTS

Total investments (cost $373,184,704)			$360,621,172

	FORWARD CURRENCY CONTRACTS at 5/31/19 (aggregate face value $165,695,813) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	7/17/19	$2,348,777	$2,387,378	$(38,601)
		British Pound	Sell	6/19/19	2,009,426	2,112,958	103,532
		Euro	Buy	6/19/19	4,031,957	4,091,003	(59,046)
		Japanese Yen	Buy	8/21/19	2,150,206	2,129,189	21,017
	Barclays Bank PLC
		Australian Dollar	Buy	7/17/19	2,223,750	2,285,053	(61,303)
		British Pound	Sell	6/19/19	2,420,244	2,486,296	66,052
		Canadian Dollar	Sell	7/17/19	4,954,870	5,003,332	48,462
		Euro	Buy	6/19/19	4,348,845	4,400,342	(51,497)
		Hong Kong Dollar	Sell	8/21/19	1,181,842	1,182,235	393
		Swiss Franc	Buy	6/19/19	12,003,681	12,116,174	(112,493)
	Citibank, N.A.
		Canadian Dollar	Sell	7/17/19	5,807,545	5,890,688	83,143
		Chilean Peso	Sell	7/17/19	5,799,127	6,180,885	381,758
		Danish Krone	Buy	6/19/19	3,873,665	3,983,881	(110,216)
		Euro	Buy	6/19/19	1,595,512	1,680,319	(84,807)
		Japanese Yen	Buy	8/21/19	1,509,256	1,470,211	39,045
	Goldman Sachs International
		Australian Dollar	Buy	7/17/19	1,779,556	1,836,271	(56,715)
		British Pound	Sell	6/19/19	2,554,358	2,684,935	130,577
		Canadian Dollar	Sell	7/17/19	7,143,810	7,242,602	98,792
		Euro	Buy	6/19/19	2,323,247	2,391,925	(68,678)
		New Taiwan Dollar	Sell	8/21/19	19,567,489	19,958,733	391,244
	HSBC Bank USA, National Association
		Chinese Yuan (Offshore)	Sell	8/21/19	3,016,176	3,122,293	106,117
		Euro	Buy	6/19/19	3,266,080	3,347,919	(81,839)
		Euro	Sell	6/19/19	3,266,080	3,278,336	12,256
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	7/17/19	2,680,031	2,787,334	(107,303)
		British Pound	Sell	6/19/19	1,678,065	1,750,424	72,359
		Euro	Buy	6/19/19	2,424,588	2,489,120	(64,532)
		New Zealand Dollar	Buy	7/17/19	1,063,041	1,111,112	(48,071)
		Norwegian Krone	Buy	6/19/19	1,407,322	1,444,262	(36,940)
		Singapore Dollar	Buy	8/21/19	4,282,864	4,319,660	(36,796)
		South Korean Won	Buy	8/21/19	12,621,924	12,882,443	(260,519)
		Swedish Krona	Buy	6/19/19	9,451,976	9,740,364	(288,388)
		Swiss Franc	Buy	6/19/19	12,076,395	12,217,163	(140,768)
	State Street Bank and Trust Co.
		British Pound	Sell	6/19/19	2,303,464	2,421,385	117,921
		Canadian Dollar	Sell	7/17/19	5,092,934	5,165,936	73,002
		Israeli Shekel	Buy	7/17/19	2,048,096	2,057,907	(9,811)
		Japanese Yen	Buy	8/21/19	6,220,484	6,045,745	174,739

	Unrealized appreciation						1,920,409

	Unrealized (depreciation)						(1,718,323)

	Total						$202,086
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2018 through May 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $352,898,168.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$3,023,076	$38,859,645	$33,534,660	$147,914	$8,348,061
	Putnam Short Term Investment Fund**	14,535,615	97,895,486	103,648,444	131,282	8,782,657

	Total Short-term investments	$17,558,691	$136,755,131	$137,183,104	$279,196	$17,130,718
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $8,348,061, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $7,857,982.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,357,345.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,184,641 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	23.9%
	Financials	17.5
	Consumer discretionary	12.7
	Communication services	11.6
	Health care	10.2
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,021,344 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,357,345 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Australia	$—	$14,248,966	$—
Canada	47,867,971	—	—
Chile	5,722,551	—	—
China	—	3,865,720	—
France	—	28,320,100	—
Germany	—	11,207,404	—
Greece	—	6,097,213	—
Hong Kong	—	7,787,250	—
India	—	4,990,731	—
Indonesia	—	5,376,159	—
Ireland	3,463,182	11,838,617	—
Italy	—	8,851,566	—
Japan	—	71,237,262	—
Mexico	4,899,356	—	—
Norway	—	906,765	—
South Korea	—	3,235,484	—
Spain	63,248	9,036,088	—
Switzerland	—	4,496,576	—
Taiwan	—	19,582,915	—
United Kingdom	—	60,510,712	5
United States	6,879,212	—	—

Total common stocks	68,895,520	271,589,528	5
U.S. treasury obligations	—	263,107	—
Short-term investments	9,522,657	10,350,355	—

Totals by level	$78,418,177	$282,202,990	$5
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$202,086	$—

Totals by level	$—	$202,086	$—

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,920,409	$1,718,323

Total	$1,920,409	$1,718,323

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$207,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com